                                        Law Offices

                            Stradley Ronon Stevens & Young, LLP

                                2600 One Commerce Square
                          Philadelphia, Pennsylvania 19103-7098
                                     (215) 564-8000

Direct Dial: (215) 564-8198
                                       August 3, 2000

FILED VIA EDGAR
---------------

Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

            Re:   AFBA Five Star Fund, Inc.
                  SEC File Nos. 811-8035, 333-20637
                  Rule 497(j) filing
                  ------------------

Dear Sir or Madam:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 4/7 (the "Post-Effective Amendment") to
the Registration Statement on Form N-1A of the Fund, which was filed with the Securities and Exchange Commission electronically via EDGAR on July 28, 2000.

      Please direct any questions or comments relating to this certification to me at the above phone number.

                                    Very truly yours,

                                    /s/ Michael P. O'Hare
                                    Michael P. O'Hare

cc:   Martin A. Cramer
344867.01